MINERAL PROPERTIES AND PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2023
Plant and Equipment [abstract]
MINERAL PROPERTIES AND PROPERTY, PLANT AND EQUIPMENT

9.   MINERAL PROPERTIES AND PROPERTY, PLANT AND EQUIPMENT

	Mineral Properties - Depletable	Mineral Properties - Non depletable	Construction in Progress	Property, Plant & Equipment	Total
COST
Balance as at December 31, 2022	$866,999	$712,269	$154,647	$704,781	$2,438,696
Acquisition of Chesser	-	58,862	-	282	59,144
Additions	100,366	39,835	111,690	23,930	275,821
Changes in closure and reclamation provision	9,407	-	-	152	9,559
Disposals and write-offs	(142)	(5,883)	-	(6,872)	(12,897)
Transfers	534,991	(532,127)	(222,119)	219,255	-
Balance as at December 31, 2023	$1,511,621	$272,956	$44,218	$941,528	$2,770,323
ACCUMULATED DEPLETION AND IMPAIRMENT
Balance as at December 31, 2022	$506,268	$-	$-	$364,807	$871,075
Disposals and write-offs	(40)	-	-	(6,610)	(6,650)
Impairment	60,602	-	49	29,964	90,615
Depletion and depreciation	156,425	-	-	84,646	241,071
Balance as at December 31, 2023	$723,255	$-	$49	$472,807	$1,196,111
Net Book Value as at December 31, 2023	$788,366	$272,956	$44,169	$468,721	$1,574,212

Following the first gold pour on May 24, 2023, and the subsequent ramp-up of operations, the Séguéla project was evaluated to determine if it was ready for its intended use. Determining when a mine under construction is substantially complete and ready for its intended use involves significant judgement. Some of the criteria used to make the determination for the Séguéla mine included:

●	Completion of all major capital expenditures to prepare the mine for steady state operations.
●	The mine and plant achieving a predetermined percentage of design capacity.
●	Metallurgical recoveries aligning with expectations.
●	Ability to sustain ongoing metal production.
●	Availability and utilization of key infrastructure aligned with the intended design.

No single factor was more important than any other factor. Management considered these factors collectively and determined that commercial production was achieved, and assets were ready for their intended use on July 1, 2023, for the open pit mine and August 1, 2023, for the processing plant and supporting infrastructure. Upon reaching commercial production, the related assets started depreciating, and the Company stopped capitalizing interest expenses associated with the project on July 1, 2023.

During the year ended December 31, 2023, the Company capitalized $6.5 million of interest related to the construction of the Séguéla mine (year ended December 31, 2022 - $3.3 million).

As at December 31, 2023, non-depletable mineral properties include $88.5 million of exploration and evaluation assets (December 31, 2022 - $26.4 million).

During the year ended December 31, 2023, mining equipment arrived at site and was placed into use at the Séguéla mine as part of a mining services contract. As a result, the Company recognized right-of-use assets with a cost of $35.8 million.

As at December 31, 2023, property, plant and equipment includes right-of-use assets with a net book value of $56.1 million (December 31, 2022 - $21.5 million). Related depletion and depreciation for the year ended December 31, 2023, was $16.2 million (year ended December 31, 2022 - $9.5 million).

	Mineral Properties - Depletable	Mineral Properties - Non depletable	Construction in Progress	Property, Plant & Equipment	Total
COST
Balance as at December 31, 2021	$758,112	$719,663	$57,759	$675,486	$2,211,020
Additions	74,301	35,468	117,860	14,255	241,884
Changes in closure and reclamation provision	(10,024)	5,238	-	(235)	(5,021)
Disposals and write-offs	(372)	(5,502)	-	(3,313)	(9,187)
Transfers	44,982	(42,598)	(20,972)	18,588	-
Balance as at December 31, 2022	$866,999	$712,269	$154,647	$704,781	$2,438,696
ACCUMULATED DEPLETION AND IMPAIRMENT
Balance as at December 31, 2021	$275,460	$-	$-	$223,206	$498,666
Disposals and write-offs	-	-	-	(1,970)	(1,970)
Impairment	117,237	-	-	65,605	182,842
Depletion and depreciation	113,571	-	-	77,966	191,537
Balance as at December 31, 2022	$506,268	$-	$-	$364,807	$871,075
Net Book Value as at December 31, 2022	$360,731	$712,269	$154,647	$339,975	$1,567,622